Acquisitions and divestments - Pro-forma Statements of income for Spectranetics acquisition (unaudited) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of acquisitions and divestments [Line items]
Sales	[1]	€ 17,780	€ 17,422	€ 16,806
Net income		1,870	€ 1,491	€ 638
Pro-forma adjustments for Spectranetics acquisition [Member]
Disclosure of acquisitions and divestments [Line items]
Sales		156
Net income		(40)
Pro-forma Philips Group after Spectranetics asjustments [Member]
Disclosure of acquisitions and divestments [Line items]
Sales		17,936
Net income		€ 1,830

[1]	The sales are reported based on country of destination.